NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details Narrative)	12 Months Ended	3 Months Ended
	Nov. 30, 2011 FRESH START PRIVATE HOLDINGS, INC [Member]	Aug. 30, 2012 TAP RESOURCES, INC [Member]
State of incorporation	State of Nevada	State of Nevada
Date of incorporation	Nov. 01, 2006	Nov. 01, 2006